FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Financial assets
Cash and cash equivalents	$ 13,104	$ 23,352	$ 25,603	$ 2,770
Financial liabilities
Deferred purchase price payable - Tarus	8,876
Deferred obligation - iOx milestone	5,568
Amortized Cost [Member]
Financial assets
Cash and cash equivalents	13,104	23,352
Prepaid expenses and other receivables	1,786	1,480
Convertible note receivable, including accrued interest
Investments
Financial liabilities
Accounts payable and accrued liabilities	2,422	750
Warrant liability
Deferred purchase price payable - Tarus
Deferred obligation - iOx milestone
Fair Value To Other Comprehensive Income [Member]
Financial assets
Cash and cash equivalents
Prepaid expenses and other receivables
Convertible note receivable, including accrued interest	642
Investments	4,768	9,082
Financial liabilities
Accounts payable and accrued liabilities
Warrant liability		33
Deferred purchase price payable - Tarus	8,876
Deferred obligation - iOx milestone	$ 5,568